Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.6%
OGE Energy Corp.	104,422	$4,484,925

Energy Equipment & Services — 10.1%
Apergy Corp.(a)	40,325	1,311,772
Baker Hughes a GE Co.	268,606	6,819,906
Core Laboratories NV	23,100	1,158,927
Dril-Quip Inc.(a)(b)	18,970	998,201
Halliburton Co.	455,922	10,486,206
Helmerich & Payne Inc.	57,651	2,864,102
KLX Energy Services Holdings Inc.(a)(b)	12,072	189,772
Nabors Industries Ltd.	171,368	507,249
National Oilwell Varco Inc.	201,322	4,795,490
Oceaneering International Inc.(a)	51,530	796,139
Patterson-UTI Energy Inc.	108,785	1,265,170
Schlumberger Ltd.	722,543	28,880,044
TechnipFMC PLC	219,708	6,050,758
Transocean Ltd.(a)(b)	265,111	1,611,875
U.S. Silica Holdings Inc.	38,542	534,192
Valaris PLC(a)(b)	103,258	845,683

		69,115,486

Oil, Gas & Consumable Fuels — 88.7%
Anadarko Petroleum Corp.	261,934	19,294,058
Antero Resources Corp.(a)(b)	112,525	518,740
Apache Corp.	196,099	4,788,738
Cabot Oil & Gas Corp.	220,712	4,228,842
Centennial Resource Development Inc./DE, Class A(a)	99,042	589,300
Cheniere Energy Inc.(a)	115,483	7,523,718
Chesapeake Energy Corp.(a)(b)	544,426	985,411
Chevron Corp.	993,709	122,335,515
Cimarex Energy Co.	52,887	2,679,784
CNX Resources Corp.(a)	101,967	838,169
Concho Resources Inc.	104,646	10,221,821
ConocoPhillips.	589,566	34,831,559
Continental Resources Inc./OK(a)(b)	45,260	1,682,314
Delek U.S. Holdings Inc.	36,889	1,589,178
Devon Energy Corp.	216,478	5,844,906
Diamondback Energy Inc.	80,748	8,351,766
EOG Resources Inc.	302,731	25,989,456
EQT Corp.	133,284	2,013,921
Equitrans Midstream Corp.	106,423	1,765,558
Exxon Mobil Corp.	2,207,182	164,126,054
Gulfport Energy Corp.(a)	75,632	285,889
Hess Corp.	132,964	8,621,386
HollyFrontier Corp.	81,900	4,076,163
Kinder Morgan Inc./DE	1,015,575	20,941,157
Marathon Oil Corp.	426,706	6,003,753
Marathon Petroleum Corp.	345,662	19,491,880
Matador Resources Co.(a)	54,005	952,108
Murphy Oil Corp.	85,137	2,046,694

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy Inc.	249,477	$5,508,452
Oasis Petroleum Inc.(a)	140,595	684,698
Occidental Petroleum Corp.	390,214	20,041,391
ONEOK Inc.	215,315	15,089,275
Parsley Energy Inc., Class A(a)	137,845	2,286,849
PBF Energy Inc., Class A	62,480	1,745,066
PDC Energy Inc.(a)(b)	34,686	996,529
Phillips 66	217,886	22,346,388
Pioneer Natural Resources Co.	87,863	12,128,609
QEP Resources Inc.(a)	124,193	614,755
Range Resources Corp.	109,130	620,950
SemGroup Corp., Class A	34,635	438,825
SM Energy Co.	53,720	535,588
Southwestern Energy Co.(a)	282,200	620,840
Targa Resources Corp.	121,275	4,718,810
Valero Energy Corp.	217,709	18,559,692
Whiting Petroleum Corp.(a)(b)	47,813	845,334
Williams Companies Inc. (The)	632,133	15,575,757
World Fuel Services Corp.	35,017	1,367,064
WPX Energy Inc.(a)(b)	207,060	2,161,706

		609,504,416

Semiconductors & Semiconductor Equipment — 0.4%
First Solar Inc.(a)(b)	39,570	2,551,869

Total Common Stocks — 99.8% (Cost: $1,004,989,971)		685,656,696

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	8,479,629	8,483,869
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	1,164,000	1,164,000

		9,647,869

Total Short-Term Investments — 1.4% (Cost: $9,646,175)		9,647,869

Total Investments in Securities — 101.2% (Cost: $1,014,636,146)		695,304,565

Other Assets, Less Liabilities — (1.2)%		(8,124,476)

Net Assets — 100.0%		$687,180,089

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,590,950	(8,111,321)	8,479,629	$8,483,869	$5,572	(a)	$167	$225
BlackRock Cash Funds: Treasury, SL Agency Shares	1,575,157	(411,157)	1,164,000	1,164,000	5,063		—	—

				$9,647,869	$10,635		$167	$225

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$685,656,696	$—	$—	$685,656,696
Money Market Funds	9,647,869	—	—	9,647,869

	$695,304,565	$—	$—	$695,304,565

2